Quarterly Holdings Report
for
Fidelity® Disciplined Equity Fund
January 31, 2026
FDE-NPRT1-0426
1.813012.121
Common Stocks - 99.7%
	Shares	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Anglogold Ashanti Plc	62,200	5,776,514
CANADA - 0.8%
Materials - 0.8%
Metals & Mining - 0.8%
Agnico Eagle Mines Ltd/CA (United States) (a)	96,935	18,466,118
NETHERLANDS - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	28,200	6,377,148
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	53,100	17,552,736
UNITED KINGDOM - 0.7%
Energy - 0.7%
Energy Equipment & Services - 0.7%
TechnipFMC PLC	285,500	15,908,060
UNITED STATES - 96.8%
Communication Services - 13.6%
Entertainment - 1.3%
Netflix Inc (b)	333,636	27,855,270
Spotify Technology SA (b)	4,125	2,063,943
		29,919,213
Interactive Media & Services - 12.3%
Alphabet Inc Class A	292,591	98,895,758
Alphabet Inc Class C	238,396	80,704,198
Meta Platforms Inc Class A	126,374	90,546,971
		270,146,927
TOTAL COMMUNICATION SERVICES		300,066,140
Consumer Discretionary - 7.6%
Broadline Retail - 5.1%
Amazon.com Inc (b)	470,258	112,532,740
Hotels, Restaurants & Leisure - 0.9%
Carnival Corp (b)	134,684	4,043,214
Chipotle Mexican Grill Inc (b)	110,900	4,310,683
DoorDash Inc Class A (b)	34,500	7,059,390
Hilton Worldwide Holdings Inc	13,001	3,880,928
		19,294,215
Household Durables - 0.8%
PulteGroup Inc	121,283	15,171,290
Toll Brothers Inc	7,300	1,054,777
TopBuild Corp (b)	2,200	1,029,710
		17,255,777
Specialty Retail - 0.8%
Floor & Decor Holdings Inc Class A (b)	14,500	956,420
O'Reilly Automotive Inc (b)	180,000	17,713,800
		18,670,220
TOTAL CONSUMER DISCRETIONARY		167,752,952
Consumer Staples - 2.7%
Beverages - 0.2%
Monster Beverage Corp (b)	70,181	5,667,817
Consumer Staples Distribution & Retail - 1.8%
Costco Wholesale Corp	29,634	27,863,369
Dollar Tree Inc (b)	95,200	11,194,568
		39,057,937
Personal Care Products - 0.7%
Estee Lauder Cos Inc/The Class A	125,600	14,479,168
TOTAL CONSUMER STAPLES		59,204,922
Energy - 2.3%
Energy Equipment & Services - 1.2%
Baker Hughes Co Class A	297,000	16,643,880
Halliburton Co	298,100	9,992,312
		26,636,192
Oil, Gas & Consumable Fuels - 1.1%
APA Corp (a)	512,800	13,543,048
Diamondback Energy Inc	62,100	10,181,295
		23,724,343
TOTAL ENERGY		50,360,535
Financials - 10.8%
Banks - 2.9%
Bank of America Corp	63,990	3,404,268
JPMorgan Chase & Co	141,181	43,185,856
Wells Fargo & Co	184,865	16,728,434
		63,318,558
Capital Markets - 4.4%
Ares Management Corp Class A	72,279	10,817,998
Evercore Inc Class A	49,660	17,543,388
Goldman Sachs Group Inc/The	23,239	21,737,993
KKR & Co Inc Class A	120,776	13,799,866
Moody's Corp	26,339	13,579,335
Robinhood Markets Inc Class A (b)	37,173	3,697,970
S&P Global Inc	27,758	14,650,395
		95,826,945
Financial Services - 2.4%
Mastercard Inc Class A	41,206	22,201,381
Visa Inc Class A	92,851	29,882,237
		52,083,618
Insurance - 1.1%
Arthur J Gallagher & Co	23,095	5,759,199
Marsh & McLennan Cos Inc	36,750	6,915,983
Progressive Corp/The	33,010	6,866,080
Travelers Companies Inc/The	20,659	5,877,692
		25,418,954
TOTAL FINANCIALS		236,648,075
Health Care - 8.2%
Biotechnology - 1.7%
Alnylam Pharmaceuticals Inc (b)	26,573	8,983,268
Gilead Sciences Inc	207,799	29,497,068
		38,480,336
Health Care Equipment & Supplies - 2.0%
Boston Scientific Corp (b)	245,761	22,986,027
Intuitive Surgical Inc (b)	20,433	10,302,727
TransMedics Group Inc (a)(b)	81,000	10,851,975
		44,140,729
Health Care Providers & Services - 0.3%
Tenet Healthcare Corp (b)	28,500	5,394,480
UnitedHealth Group Inc	6,475	1,857,872
		7,252,352
Life Sciences Tools & Services - 1.5%
Danaher Corp	44,045	9,641,010
Thermo Fisher Scientific Inc	41,652	24,100,264
		33,741,274
Pharmaceuticals - 2.7%
Eli Lilly & Co	54,896	56,935,386
TOTAL HEALTH CARE		180,550,077
Industrials - 15.6%
Aerospace & Defense - 6.3%
Axon Enterprise Inc (b)	17,332	8,381,409
Boeing Co (b)	108,874	25,446,031
Carpenter Technology Corp	9,200	2,924,036
GE Aerospace	165,893	50,894,314
HEICO Corp Class A	58,158	14,806,445
Howmet Aerospace Inc	109,035	22,688,003
TransDigm Group Inc	10,109	14,431,002
		139,571,240
Building Products - 1.0%
Builders FirstSource Inc (b)	12,900	1,475,760
Trane Technologies PLC	47,634	20,033,908
		21,509,668
Commercial Services & Supplies - 0.8%
Cintas Corp	69,352	13,273,279
Copart Inc (b)	115,152	4,672,868
		17,946,147
Construction & Engineering - 1.3%
Comfort Systems USA Inc	7,162	8,179,720
Construction Partners Inc Class A (b)	46,900	5,153,372
EMCOR Group Inc	12,829	9,246,245
Sterling Infrastructure Inc (b)	17,100	6,120,261
		28,699,598
Electrical Equipment - 2.6%
Eaton Corp PLC	61,750	21,700,185
GE Vernova Inc	37,102	26,949,780
Vertiv Holdings Co Class A	41,178	7,666,520
		56,316,485
Ground Transportation - 0.7%
Old Dominion Freight Line Inc	86,500	14,981,800
Machinery - 2.5%
ITT Inc	43,622	7,952,291
Parker-Hannifin Corp	26,110	24,434,782
Snap-on Inc	5,300	1,940,383
Westinghouse Air Brake Technologies Corp	89,195	20,527,337
		54,854,793
Professional Services - 0.4%
Leidos Holdings Inc	53,075	9,992,961
TOTAL INDUSTRIALS		343,872,692
Information Technology - 31.5%
Communications Equipment - 1.3%
Arista Networks Inc (b)	182,317	25,841,612
Motorola Solutions Inc	6,501	2,616,912
		28,458,524
Electronic Equipment, Instruments & Components - 1.7%
Amphenol Corp Class A	211,214	30,431,713
Coherent Corp (b)	34,800	7,383,864
		37,815,577
Semiconductors & Semiconductor Equipment - 15.9%
Astera Labs Inc (b)	37,600	5,663,312
Broadcom Inc	210,016	69,578,301
GlobalFoundries Inc (b)	171,400	7,233,080
KLA Corp	17,119	24,444,905
Lam Research Corp	127,947	29,870,507
NVIDIA Corp	1,113,590	212,840,457
ON Semiconductor Corp (b)	100	5,988
		349,636,550
Software - 7.6%
AppLovin Corp Class A (b)	14,600	6,907,406
Cadence Design Systems Inc (b)	25,656	7,603,412
Fair Isaac Corp (b)	8,590	12,568,630
Microsoft Corp	300,462	129,285,795
Nutanix Inc Class A (b)	47,000	1,848,510
Palantir Technologies Inc Class A (b)	11,600	1,700,444
Palo Alto Networks Inc (b)	37,885	6,704,508
		166,618,705
Technology Hardware, Storage & Peripherals - 5.0%
Apple Inc	211,629	54,913,493
Pure Storage Inc Class A (b)	2,400	166,896
Seagate Technology Holdings PLC	41,700	17,000,673
Western Digital Corp	148,900	37,259,247
		109,340,309
TOTAL INFORMATION TECHNOLOGY		691,869,665
Materials - 2.8%
Chemicals - 1.1%
Albemarle Corp	54,300	9,265,209
Corteva Inc	196,608	14,313,063
		23,578,272
Construction Materials - 0.9%
Martin Marietta Materials Inc	15,819	10,313,197
Vulcan Materials Co	30,971	9,308,024
		19,621,221
Metals & Mining - 0.8%
Alcoa Corp	237,500	13,492,375
Nucor Corp	27,800	4,940,616
		18,432,991
TOTAL MATERIALS		61,632,484
Real Estate - 1.1%
Health Care REITs - 0.2%
Ventas Inc	64,439	5,004,977
Real Estate Management & Development - 0.9%
Compass Inc Class A (b)	1,547,600	19,375,952
TOTAL REAL ESTATE		24,380,929
Utilities - 0.6%
Electric Utilities - 0.4%
Constellation Energy Corp	29,361	8,241,046
Independent Power and Renewable Electricity Producers - 0.2%
Vistra Corp	37,763	5,979,771
TOTAL UTILITIES		14,220,817
TOTAL UNITED STATES		2,130,559,288
TOTAL COMMON STOCKS (Cost $1,000,438,403)		2,194,639,864

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	7,004,983	7,006,384
Fidelity Securities Lending Cash Central Fund (c)(d)	3.70	5,560,518	5,561,074
TOTAL MONEY MARKET FUNDS (Cost $12,567,458)			12,567,458

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $1,013,005,861)	2,207,207,322
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(6,734,889)
NET ASSETS - 100.0%	2,200,472,433

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	21,302,461	78,321,204	92,617,653	55,069	372	-	7,006,384	7,004,983	0.0%
Fidelity Securities Lending Cash Central Fund	11,224,875	87,578,535	93,243,035	4,031	699	-	5,561,074	5,560,518	0.0%
Total	32,527,336	165,899,739	185,860,688	59,100	1,071	-	12,567,458

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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